UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 116.2%
AUSTRALIA 4.2%
AIRPORTS 0.5%
Sydney Airport	2,526,017	$9,828,678

ELECTRIC—INTEGRATED ELECTRIC 0.5%
Origin Energy Ltd.(a)	817,500	10,858,022

MARINE PORTS 0.7%
Asciano Ltd.	3,048,730	14,749,682

RAILWAYS 1.0%
Aurizon Holdings Ltd.(a)	4,613,362	22,036,204

TOLL ROADS 1.5%
Macquarie Atlas Roads Group	2,489,900	6,858,151
Transurban Group(a)	3,874,336	26,119,059
		32,977,210
TOTAL AUSTRALIA		90,449,796

AUSTRIA 0.5%
AIRPORTS
Flughafen Wien AG	119,991	11,890,996

BRAZIL 0.6%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	1,620,733	13,393,012

CANADA 5.5%
ELECTRIC—INTEGRATED ELECTRIC 0.3%
TransAlta Renewables	531,500	5,528,946

MARINE PORTS 0.4%
Westshore Terminals Investment Corp.	325,021	9,731,520

PIPELINES—C-CORP 4.8%
AltaGas Ltd.	380,994	15,611,966
Enbridge(a)	1,449,394	65,829,102
Inter Pipeline Ltd.	435,000	11,485,889
TransCanada Corp.(a)	232,864	10,584,727
		103,511,684
TOTAL CANADA		118,772,150

CHILE 0.3%
WATER
Aguas Andinas SA, Class A	12,000,000	7,523,319

	Number of Shares	Value
CHINA 0.8%
GAS DISTRIBUTION 0.4%
Towngas China Co., Ltd. (Cayman Islands) (HKD)	8,122,000	$9,935,479

TOLL ROADS 0.4%
Jiangsu Expressway Co., Ltd., Class H (HKD)	6,994,000	7,982,381
TOTAL CHINA		17,917,860

FRANCE 11.2%
COMMUNICATIONS—SATELLITES 1.1%
Eutelsat Communications(a)	717,071	24,334,280

ELECTRIC—INTEGRATED ELECTRIC 2.5%
GDF Suez(a)	1,972,556	53,959,222

TOLL ROADS 7.6%
Groupe Eurotunnel SA	2,782,409	35,517,786
Vinci SA(a)	1,739,893	129,151,004
		164,668,790
TOTAL FRANCE		242,962,292

GERMANY 2.6%
AIRPORTS 1.2%
Fraport AG	336,158	25,118,700

ELECTRIC—INTEGRATED ELECTRIC 1.4%
E.ON AG(a)	1,584,199	30,939,533
TOTAL GERMANY		56,058,233

HONG KONG 2.5%
ELECTRIC—REGULATED ELECTRIC 1.1%
Power Assets Holdings Ltd.(a)	2,846,500	24,706,426

GAS DISTRIBUTION 0.9%
Hong Kong and China Gas Co., Ltd.	8,557,000	18,695,009

MARINE PORTS 0.5%
China Merchants Holdings International Co., Ltd.	3,156,000	10,901,830
TOTAL HONG KONG		54,303,265

ITALY 6.2%
COMMUNICATIONS—TOWERS 0.2%
Ei Towers S.p.A.(b)	61,608	3,647,145

ELECTRIC—INTEGRATED ELECTRIC 2.9%
Enel S.p.A.(a)	11,343,587	64,161,307

	Number of Shares	Value
GAS DISTRIBUTION 0.6%
Snam S.p.A.(a)	2,093,970	$12,265,476

TOLL ROADS 2.5%
Atlantia S.p.A.(a)	2,121,188	54,503,083
TOTAL ITALY		134,577,011

JAPAN 7.4%
ELECTRIC—INTEGRATED ELECTRIC 0.2%
Chubu Electric Power Co.(b)	388,400	4,569,722

GAS DISTRIBUTION 1.0%
Tokyo Gas Co., Ltd.	4,055,000	20,561,481

RAILWAYS 6.2%
Central Japan Railway Co.(a)	532,500	62,201,795
East Japan Railway Co.(a)	613,200	45,166,798
West Japan Railway Co.(a)	670,700	27,375,516
		134,744,109
TOTAL JAPAN		159,875,312

LUXEMBOURG 2.1%
COMMUNICATIONS—SATELLITES
SES SA(a)	1,211,441	45,198,335

MEXICO 0.9%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,016,300	5,950,440
Grupo Aeroportuario del Pacifico SAB de CV, ADR	214,356	12,537,683
TOTAL MEXICO		18,488,123

NEW ZEALAND 1.4%
AIRPORTS
Auckland International Airport Ltd.(a)	9,374,444	31,014,834

PORTUGAL 1.2%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	5,419,930	25,162,756

SPAIN 5.4%
ELECTRIC—REGULATED ELECTRIC 1.0%
Red Electrica Corp. SA	273,102	22,207,327

TOLL ROADS 4.4%
Abertis Infraestructuras SA(a)	1,339,721	30,619,447

	Number of Shares	Value
Ferrovial SA	2,908,385	$63,047,242
		93,666,689
TOTAL SPAIN		115,874,016

SWITZERLAND 1.5%
AIRPORTS
Flughafen Zuerich AG	50,151	32,276,223

UNITED KINGDOM 6.8%
COMMUNICATIONS—SATELLITES 1.4%
Inmarsat PLC(a)	2,436,970	29,542,885

ELECTRIC 4.1%
INTEGRATED ELECTRIC 1.0%
Infinis Energy PLC(b)	2,700,000	10,713,107
SSE PLC(a)	479,327	11,740,664
		22,453,771
REGULATED ELECTRIC 3.1%
National Grid PLC(a)	4,835,624	66,449,163
TOTAL ELECTRIC		88,902,934

PIPELINES—PIPELINES—MLP 0.5%
Seadrill Partners LLC (USD)	364,483	10,934,490

WATER 0.8%
Pennon Group PLC	1,475,533	18,296,195
TOTAL UNITED KINGDOM		147,676,504

UNITED STATES 55.1%
COMMUNICATIONS 16.8%
TELECOMMUNICATIONS 1.1%
AT&T(a),(c)	342,100	11,997,447
Verizon Communications(a)	256,300	12,192,191
		24,189,638
TOWERS 15.7%
American Tower Corp.(a),(c)	1,763,886	144,409,347
Crown Castle International Corp.(a),(c)	1,822,060	134,431,587
SBA Communications Corp., Class A(a),(b),(c)	653,849	59,474,105
		338,315,039
TOTAL COMMUNICATIONS		362,504,677

	Number of Shares	Value
ELECTRIC 16.3%
INTEGRATED ELECTRIC 8.1%
Dominion Resources VA(a),(c)	1,031,242	$73,207,870
Exelon Corp.(a),(c)	956,794	32,110,007
NextEra Energy(a),(c)	729,860	69,789,213
		175,107,090
REGULATED ELECTRIC 8.2%
CenterPoint Energy(a),(c)	920,598	21,808,967
CMS Energy Corp.(a),(c)	1,178,825	34,515,996
DTE Energy Co.(a),(c)	439,626	32,659,815
Duke Energy Corp.(a),(c)	373,198	26,579,161
PG&E Corp.(a),(c)	728,579	31,474,613
Southern Co. (The)(a),(c)	693,588	30,476,257
		177,514,809
TOTAL ELECTRIC		352,621,899

GAS DISTRIBUTION 3.0%
Atmos Energy Corp.	306,218	14,432,054
Sempra Energy(a),(c)	527,000	50,992,520
		65,424,574
PIPELINES 17.1%
PIPELINES—C-CORP 3.4%
Plains GP Holdings LP, Class A	896,700	25,089,666
SemGroup Corp., Class A(a),(c)	282,864	18,578,508
Williams Cos. (The)(a),(c)	736,290	29,878,648
		73,546,822
PIPELINES—MLP 13.3%
Access Midstream Partners LP	183,705	10,572,223
Energy Transfer Equity LP	391,560	18,305,430
Enterprise Products Partners LP	546,506	37,905,656
EQT Midstream Partners LP	445,647	31,342,353
Golar LNG Partners LP (Marshall Islands)	363,176	10,858,962
MarkWest Energy Partners LP	628,350	41,043,822
MPLX LP	484,179	23,719,929
NGL Energy Partners LP	745,000	27,959,850
Oiltanking Partners LP	280,589	21,636,218
QEP Midstream Partners LP	316,899	7,409,099
Rose Rock Midstream LP	336,714	13,970,264
Summit Midstream Partners LP	186,865	8,040,801

	Number of Shares	Value
Tallgrass Energy Partners LP	394,800	$14,374,668
USA Compression Partners LP	484,300	12,708,032
Valero Energy Partners LP	222,027	8,790,049
		288,637,356
PIPELINES—OTHER 0.4%
CorEnergy Infrastructure Trust(a),(c)	1,265,267	8,540,552
TOTAL PIPELINES		370,724,730

SHIPPING 1.9%
Dynagas LNG Partners LP (Marshall Island)	500,800	10,852,336
GasLog Ltd. (Bermuda)	85	1,979
Teekay Corp. (Marshall Islands)	534,532	30,062,080
		40,916,395
TOTAL UNITED STATES		1,192,192,275
TOTAL COMMON STOCK (Identified cost—$1,845,450,162)		2,515,606,312

PREFERRED SECURITIES—$25 PAR VALUE 6.5%
BERMUDA 0.2%
INSURANCE—REINSURANCE—FOREIGN
Montpelier Re Holdings Ltd., 8.875% (USD)	134,148	3,611,264

HONG KONG 0.6%
TRANSPORT—MARINE
Seaspan Corp., 6.375%, due 4/30/19 (USD)	102,475	2,581,089
Seaspan Corp., 9.50%, Series C (USD)(a)	335,776	9,260,702
		11,841,791
MARSHALL ISLANDS 0.2%
TRANSPORT—MARINE
Teekay Offshore Partners LP, 7.25%, Series A (USD)	200,000	5,088,000

NETHERLANDS 0.5%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.375% (USD)(a),(c)	450,000	11,488,500

UNITED KINGDOM 0.8%
BANKS—FOREIGN 0.8%
Barclays Bank PLC, 8.125%, Series V (USD)(a)	240,000	6,242,400
National Westminster Bank PLC, 7.76%, Series C (USD)(a),(c)	284,091	7,269,889
RBS Capital Funding Trust VII, 6.08%, Series G (USD)	160,000	3,560,000
		17,072,289

	Number of Shares	Value
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.0%
Aviva PLC, 8.25%, due 12/1/41 (USD)	20,479	$566,449
		17,638,738
UNITED STATES 4.2%
BANKS 1.3%
AgriBank FCB, 6.875%, ($100 Par Value)(a)	37,000	3,816,783
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(d)	52,500	5,338,594
Countrywide Capital IV, 6.75%, due 4/1/33(a),(c)	241,288	6,116,651
Countrywide Capital V, 7.00%, due 11/1/36(a)	250,000	6,375,000
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	3,000	3,870,030
Zions Bancorp, 7.90%, Series F(a)	79,006	2,239,030
		27,756,088
ELECTRIC—INTEGRATED 0.4%
Integrys Energy Group, 6.00%, due 8/1/73(a)	237,338	5,983,291
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	123,856	2,953,965
		8,937,256
FINANCE 0.2%
Morgan Stanley, 6.875%	210,732	5,462,173

INDUSTRIALS—CHEMICALS 0.3%
CHS, 7.10%, Series II	220,000	5,889,400

INSURANCE 0.7%
LIFE/HEALTH INSURANCE 0.2%
Principal Financial Group, 6.518%, Series B (FRN)(a),(c)	190,000	4,727,200

MULTI-LINE 0.3%
Hanover Insurance Group/The, 6.35%, due 3/30/53	82,237	1,898,030
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	150,000	4,443,000
		6,341,030
REINSURANCE 0.2%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	129,190	3,422,243
TOTAL INSURANCE		14,490,473

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Qwest Corp., 6.125%, due 6/1/53(a)	163,410	3,599,922
Qwest Corp., 7.375%, due 6/1/51(a)	133,136	3,481,507

	Number of Shares	Value
United States Cellular Corp., 6.95%, due 5/15/60(a)	109,644	$2,781,668
		9,863,097
PIPELINES 0.2%
NuStar Logistics LP, 7.625%, due 1/15/43	178,431	4,781,951

REAL ESTATE 0.6%
DIVERSIFIED 0.4%
Coresite Realty Corp., 7.25%, Series A(a)	99,000	2,450,250
Duke Realty Corp., 6.50%, Series K(a),(c)	100,900	2,450,861
Retail Properties of America, 7.00%(a)	99,400	2,455,180
Saul Centers, 6.875%, Series C(a)	79,140	1,912,814
		9,269,105
OFFICE 0.2%
American Realty Capital Properties, 6.70%, Series F	206,353	4,698,658
TOTAL REAL ESTATE		13,967,763
TOTAL UNITED STATES		91,148,201
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$131,348,143)		140,816,494

PREFERRED SECURITIES—CAPITAL SECURITIES 14.6%
AUSTRALIA 0.2%
OIL & GAS EXPLORATION & PRODUCTION
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (EUR)	3,560,000	5,271,775

BELGIUM 0.1%
BANKS—FOREIGN
KBC Bank NV, 8.00%, due 1/25/23 (USD)	2,000,000	2,250,000

BERMUDA 0.4%
INSURANCE—REINSURANCE—FOREIGN
Catlin Insurance Co., 7.249%, 144A (USD)(a),(d)	9,000,000	9,360,000

BRAZIL 0.1%
BANKS—FOREIGN
Banco do Brasil SA/Cayman, 9.25%, 144A (USD)(a),(d)	2,600,000	2,814,500

FRANCE 1.3%
BANKS—FOREIGN 0.6%
BNP Paribas, 7.195%, 144A (USD)(d)	3,000,000	3,217,500
Credit Agricole SA, 7.875%, 144A (USD)(d)	3,766,000	3,982,545
Credit Agricole SA, 8.125%, due 9/19/33, 144A (USD)(a),(d)	4,000,000	4,585,000

	Number of Shares	Value
Societe Generale SA, 6.75%	1,350,000	$1,884,470
		13,669,515
INSURANCE 0.7%
LIFE/HEALTH INSURANCE 0.4%
La Mondiale Vie, 7.625% (USD)	7,250,000	7,929,687

MULTI-LINE—FOREIGN 0.3%
AXA SA, 8.60%, due 12/15/30 (USD)(a)	5,000,000	6,462,500
TOTAL INSURANCE		14,392,187
TOTAL FRANCE		28,061,702

GERMANY 0.5%
BANKS—FOREIGN
Commerzbank AG, 8.125%, due 9/19/23, 144A (USD)(a),(d)	5,400,000	6,203,250
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(a),(d)	5,000,000	5,700,000
TOTAL GERMANY		11,903,250

IRELAND 0.3%
BANKS—FOREIGN
Baggot Securities Ltd., 10.24%, 144A (EUR)(d)	2,200,000	3,305,422
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN	1,500,000	2,264,385
TOTAL IRELAND		5,569,807

ITALY 0.4%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75%, due 9/24/73, 144A (USD)(a),(d)	7,135,000	8,024,021

JAPAN 0.2%
INSURANCE—PROPERTY CASUALTY—FOREIGN
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (USD)(a),(d)	3,000,000	3,494,850

MEXICO 0.3%
INTEGRATED TELECOMMUNICATIONS SERVICES
America Movil SAB de CV, 6.375%, due 9/6/73, Series B (EUR)	4,000,000	5,918,383

NETHERLANDS 0.5%
BANKS—FOREIGN
Rabobank Nederland, 8.40% (USD)	4,000,000	4,455,000
Rabobank Nederland, 11.00%, 144A (USD)(a),(d)	5,120,000	6,809,600
		11,264,600

	Number of Shares	Value
SPAIN 0.4%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 7.00%	2,800,000	$3,897,922
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)(e)	4,200,000	4,560,939
TOTAL SPAIN		8,458,861

SWITZERLAND 0.7%
BANKS—FOREIGN 0.5%
Credit Suisse AG, 6.50%, due 8/8/23, 144A (USD)(d)	2,200,000	2,420,000
Credit Suisse Group AG, 7.50%, 144A (USD)(d)	3,291,000	3,578,995
UBS AG, 7.625%, due 8/17/22 (USD)(a),(c)	5,000,000	5,873,760
		11,872,755
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)	4,000,000	4,450,000
TOTAL SWITZERLAND		16,322,755

UNITED KINGDOM 2.6%
BANKS—FOREIGN
Barclays Bank PLC, 7.625%, due 11/21/22(a),(c)	2,500,000	2,762,500
Barclays Bank PLC, 7.75%, due 4/10/23 (USD)(a)	3,500,000	3,867,500
Barclays Bank PLC, 6.86%, 144A (USD)(a),(d)	4,500,000	4,747,500
Barclays PLC, 8.00% (EUR)	2,150,000	3,124,854
Barclays PLC, 8.25% (USD)(a)	5,001,000	5,260,352
HBOS Capital Funding LP, 6.85% (USD)	4,700,000	4,735,837
HSBC Capital Funding LP, 10.176%, 144A (USD)(d)	9,750,000	14,064,375
Nationwide Building Society, 10.25%(e)	5,230,000	10,812,238
Nationwide Building Society, 6.875%, Series EMTN	1,800,000	2,997,869
Royal Bank of Scotland Group PLC, 7.648% (USD)	3,014,000	3,255,120
TOTAL UNITED KINGDOM		55,628,145

UNITED STATES 6.6%
BANKS 1.9%
Farm Credit Bank of Texas, 6.75%, 144A(a),(d)	35,300	3,611,631
Farm Credit Bank of Texas, 10.00%, Series I(a)	7,000	8,489,688
Goldman Sachs Capital II, 4.00%, (FRN)(a)	2,768,000	2,145,200
JPMorgan Chase & Co., 7.90%, Series I(a),(c)	8,070,000	9,159,450
JPMorgan Chase & Co., 6.75%, Series S(a)	5,000,000	5,287,500
Wells Fargo & Co., 7.98%, Series K(a),(c)	10,250,000	11,697,812
		40,391,281
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.3%
General Electric Capital Corp., 7.125%, Series A(a),(c)	5,000,000	5,709,025

	Number of Shares	Value
FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(d),(f)	60,000	$6,461,250

INSURANCE 1.6%
LIFE/HEALTH INSURANCE 0.9%
AIG Life Holdings, 7.57%, due 12/1/45, 144A(a),(d)	3,000,000	3,663,600
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(c),(d)	5,500,000	6,517,500
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(c),(d)	6,500,000	8,547,500
		18,728,600
MULTI-LINE 0.5%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	8,420,000	11,103,875

PROPERTY CASUALTY 0.2%
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(a),(d)	5,000,000	5,575,000
TOTAL INSURANCE		35,407,475

INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(d)	11,989	14,709,004
T-Mobile USA, 6.542%, due 4/28/20(a)	5,041,000	5,444,280
		20,153,284
PIPELINES 1.0%
El Paso LLC, 8.05%, due 10/15/30, Series GMTN	3,000,000	3,212,154
Enbridge Energy Partners LP, 8.05%, due 10/1/37	8,000,000	9,026,000
Enterprise Products Operating LP, 8.375%, due 8/1/66(a),(c)	8,430,000	9,499,388
		21,737,542
UTILITIES—MULTI-UTILITIES 0.6%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(c)	6,479,000	7,078,308
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	4,994,000	5,022,326
		12,100,634
TOTAL UNITED STATES		141,960,491
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$275,395,774)		316,303,140

		Principal Amount	Value
CORPORATE BONDS —UNITED STATES 1.3%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(d)		$5,100,000	$5,573,668

INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
Citizens Communications Co., 9.00%, due 8/15/31(a),(c)		12,450,000	12,792,375
Embarq Corp., 7.995%, due 6/1/36(a)		8,338,000	8,722,799
			21,515,174
TOTAL CORPORATE BONDS (Identified cost—$25,771,497)			27,088,842

		Number of Shares
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(g)		6,900,000	6,900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,900,000)			6,900,000
TOTAL INVESTMENTS (Identified cost—$2,284,865,576)	138.9%		3,006,714,788
LIABILITIES IN EXCESS OF OTHER ASSETS	(38.9)		(842,611,112)
NET ASSETS (Equivalent to $25.26 per share based on 85,688,398 shares of common stock outstanding)	100.0%		$2,164,103,676

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,808,211,581 in aggregate has been pledged as collateral.

(b)         Non-income producing security.

(c)          A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $773,928,865 in aggregate has been rehypothecated.

(d)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 6.6% of the net assets of the Fund, of which 0.3% are illiquid.

(e)          Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.7% of the net assets of the Fund.

(f)           Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(g)          Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Electric (Common)	23.1
Pipelines (Common)	16.1
Communications (Common)	15.4
Toll Roads (Common)	11.7
Railways (Common)	5.2
Banks—Foreign (Preferred)	4.4
Airports (Common)	4.3
Gas Distribution (Common)	4.2
Insurance (Preferred)	3.2
Banks (Preferred)	2.2
Shipping (Common)	1.3
Integrated Telecommunications Services (Preferred)	1.2
Marine Ports (Common)	1.2
Pipelines (Preferred)	0.9
Water (Common)	0.9
Integrated Telecommunications Services (Corporate Bonds)	0.7
Utilities (Preferred)	0.7
Finance (Preferred)	0.6
Transport—Marine (Preferred)	0.5
Other	0.5
Real Estate (Preferred)	0.5
Electric—Integrated (Preferred)	0.3
Food (Preferred)	0.2
Industrials (Preferred)	0.2
Insurance (Corporate Bonds)	0.2
Oil & Gas Exploration & Production (Preferred)	0.2
Transport—Marine—Foreign (Preferred)	0.1
100.0

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2014, there were $1,040,309,303 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2014.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Common Stock - Australia	$90,449,796	$—	$90,449,796	$—
Common Stock - Austria	11,890,996	—	11,890,996	—
Common Stock - China	17,917,860	—	17,917,860	—
Common Stock - France	242,962,292	—	242,962,292	—
Common Stock - Germany	56,058,233	—	56,058,233	—
Common Stock - Hong Kong	54,303,265	—	54,303,265	—
Common Stock - Italy	134,577,011	—	134,577,011	—
Common Stock - Japan	159,875,312	—	159,875,312	—
Common Stock - Luxembourg	45,198,335	—	45,198,335	—
Common Stock - New Zealand	31,014,834	—	31,014,834	—
Common Stock - Portugal	25,162,756	—	25,162,756	—
Common Stock - Spain	115,874,016	—	115,874,016	—
Common Stock - Switzerland	32,276,223	—	32,276,223	—
Common Stock - United Kingdom	147,676,504	21,647,597	126,028,907	—
Common Stock - Other Countries	1,350,368,879	1,350,368,879	—	—
Preferred Securities - $25 Par Value - Hong Kong	11,841,791	9,260,702	—	2,581,089	(b)
Preferred Securities - $25 Par Value - United States	94,708,201	85,552,824	9,155,377	—
Preferred Securities - $25 Par Value - Other Countries	34,266,502	34,266,502	—	—
Preferred Securities - Capital Securities - United Kingdom	55,628,145	—	44,815,907	10,812,238	(b)
Preferred Securities - Capital Securities - United States	141,960,491	—	131,887,610	10,072,881	(c)
Preferred Securities - Capital Securities - Other Countries	118,714,504	—	118,714,504	—
Corporate Bonds	27,088,842	—	27,088,842	—
Money Market Funds	6,900,000	—	6,900,000	—
Total Investments(d)	$3,006,714,788	$1,501,096,504	$1,482,152,076	$23,466,208

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued utilizing independent broker quotes.

(c) Valued by a pricing service which utilized independent broker quotes.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total Investments in Securities	Common Stock - United States	Preferred Securities - $25 Par Value - Hong Kong	Preferred Securities - Capital Securities - United Kingdom	Preferred Securities - Capital Securities - United States
Balance as of December 31, 2013	$28,363,430	$10,710,400	$—	7,750,674	$9,902,356
Purchases	4,789,080	—	2,562,494	2,226,586
Sales	(9,468,800)	(9,468,800)	—	—	—
Amortization	(10)	—	—	(10)	—
Change in unrealized appreciation (depreciation)	(217,492)	(1,241,600)	18,595	834,988	170,525
Balance as of March 31, 2014	$23,466,208	$—	$2,581,089	10,812,238	$10,072,881

The change in unrealized appreciation(depreciation) attributable to securities owned on March 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $1,024,108.

Note 2.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,284,865,576
Gross unrealized appreciation	$734,900,034
Gross unrealized depreciation	(13,050,822)
Net unrealized appreciation	$721,849,212

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014